KPMG LLP
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Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account B:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account B (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2023, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account’s auditor since 1989.
Chicago, Illinois
April 12, 2024
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Wilshire VIT Global Allocation Fund
LTR2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statement of Net Assets
December 31, 2023
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$2,585,861
TOTAL ASSETS	$2,585,861
NET ASSETS
Active Contracts	$2,403,842
Payout Contracts	$182,019
TOTAL NET ASSETS	$2,585,861
INVESTMENTS
Cost of investments	$2,802,637
Unrealized appreciation on investments	$(216,776)
Number of shares in underlying mutual funds	150,867
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0029	24,848
M&E Rate .0060	54,479
Retired Payout	10,620
Total Units	89,947
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0029	$30.90
M&E Rate .0060	$30.03
Retired Payout	$17.14
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statement of Operations
For the year ended December 31, 2023
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$33,274
Investment Income	$33,274
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	88,064
Net realized gain (loss) on investments	(50,496)
Net change in unrealized appreciation (depreciation) on investments	312,875
Net gain (loss) on investments	350,443
EXPENSES
Mortality and expense risk charge (Note 3)	(11,637)
Total Expenses	(11,637)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	372,080
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and December 31, 2022
WILSHIRE VIT GLOBAL ALLOCATION FUND	2023	2022
OPERATIONS
Investment Income	$33,274	$94,811
Capital gain distribution	88,064	336,854
Net realized gain (loss) on investments	(50,496)	(25,195)
Net change in unrealized appreciation (depreciation) on investments	312,875	(980,505)
Mortality and expense risk charge (Note 3)	(11,637)	(12,589)
Net increase (decrease) in net assets resulting from operations	372,080	(586,624)
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	–	–
Transfer between funds	(93)	1,178
Payments to contract owners	(239,860)	(290,117)
Surrender charges (Note 3)	–	–
Mortality guarantee adjustment	14,370	13,509
Net increase (decrease) in net assets resulting from contract owners; transactions	(225,583)	(275,430)
TOTAL INCREASE (DECREASE) IN NET ASSETS	146,497	(862,054)
Net Assets:
Beginning of year	2,439,364	3,301,418
End of year	$2,585,861	$2,439,364
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to the Financial Statements
For the Years Ended December 31, 2023 and December 31, 2022
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account B (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of WILSHIRE VIT GLOBAL ALLOCATION FUND.
During 2023 no new funds were added to the separate account.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2023, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0.29% to 0.60% of the daily net assets of the Separate Account depending on the options selected. All existing accounts are not charged annual maintenance fees, and are not subject to surrender charges.There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2023
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2023 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
WILSHIRE VIT GLOBAL ALLOCATION FUND	$121,246	$287,625

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2022	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023
WILSHIRE VIT GLOBAL ALLOCATION FUND	106,270	2,912	–	(11,168)	98,015	1,404	–	(9,472)	89,947

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
WILSHIRE VIT GLOBAL ALLOCATION FUND

Year Ended December 31	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
2023	89,947	17.14 to 30.90	2,585,861	0.29% to 0.60%	1.32%	10.65% to 15.77%
2022	98,015	15.49 to 26.62	2,439,364	0.29% to 0.60%	3.30%	(32.77)% to (18.07)%
2021	106,270	23.04 to 32.49	3,301,418	0.29% to 0.60%	1.15%	4.30% to 11.52%
2020	116,400	22.09 to 29.13	3,268,216	0.29% to 0.60%	1.73%	7.70% to 11.61%
2019	130,185	20.51 to 26.10	3,294,536	0.29% to 0.60%	1.70%	11.71% to 18.05%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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